Long-term debt (Details 2) (Commercial paper) CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD	Dec. 31, 2014 CAD	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Commercial Paper [Line Items]
Issuances of commerical paper	CAD 3,656	CAD 2,624	CAD 2,443
Repayments of commercial paper	(3,519)	(2,173)	(2,720)
Net issuance (repayment) of commercial paper	137	451	CAD (277)
Commercial paper, other disclosues [Abstract]
Debt instrument principal outstanding balance	11,854	11,330
Commercial paper [Member]
Commercial paper, other disclosues [Abstract]
Debt instrument principal outstanding balance	CAD 605	CAD 458		$ 451	$ 331
Commercial paper, weighted average interest rate	0.65%	0.41%		0.65%	0.41%
Commercial paper maturity	90 days